Business acquisitions - Allocation of purchase price (Details) - USD ($)			12 Months Ended
	Oct. 01, 2021	Sep. 26, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2021	Mar. 26, 2021
Net assets acquired
Earn-out consideration payable							$ 7,223,630
Payments For Deferred And Contingent Consideration			$ 8,273,630	$ 224,402
Achieve TMS CGU
Net assets acquired
Cash			69,769
Achieve TMS CGU | Corporate, general and administrative expense
Net assets acquired
Term of agreement	5 years
Achieve
Purchase consideration
Cash			6,585,931
Deferred and contingent consideration			1,250,000
Working capital adjustment			(104,052)
Purchase price			7,731,879
Net assets acquired
Current assets, excluding cash acquired			460,070
Property, plant and equipment			57,544
Right-of-use assets			2,366,868
Accounts payable and accrued liabilities			(228,193)
Earn-out consideration payable			0			$ 0	$ 10,319,429
Current lease liabilities			(1,152,426)
Long-term lease liabilities			(1,214,441)
Net assets acquired			4,689,422
Goodwill			3,042,457
Revenues contributed since acquisition date			54,899,318
Profit contributed since acquisition date			24,671,142
Achieve | Corporate, general and administrative expense
Net assets acquired
Transaction costs			0	$ 0	$ 385,674
Achieve | Covenants not to compete
Net assets acquired
Assets acquired			550,000
Achieve | Management services agreement
Net assets acquired
Assets acquired			3,850,000
Achieve TMS West Acquisition [Member]
Purchase consideration
Cash		$ 6,886,812
Share issuance		2,611,044
Deferred and contingent consideration		1,274,402
Purchase price		10,772,258
Net assets acquired
Cash		175,346
Current assets, excluding cash acquired		886,392
Capital and other assets		6,321,730
Earn-out consideration payable		10,319,429
Current lease liabilities		(1,233,400)
Long-term lease liabilities		(5,415,460)
Net assets acquired		7,064,608
Goodwill		$ 3,707,650
Term of agreement		5 years
Achieve TMS West Acquisition [Member] | Covenants not to compete
Net assets acquired
Assets acquired		$ 310,000
Achieve TMS West Acquisition [Member] | Management services agreement
Net assets acquired
Assets acquired		$ 6,020,000
Achieve TMS East Acquisition [Member]
Purchase consideration
Cash	$ 6,655,700
Purchase price	$ 7,905,700
Net assets acquired
Cash			1,250,000
Term of agreement	12 months
Revenues contributed since acquisition date			853,844
Profit contributed since acquisition date			164,011
Achieve TMS East Acquisition [Member] | Corporate, general and administrative expense
Net assets acquired
Transaction costs			$ 426,006
Achieve TMS East Acquisition [Member] | Achieve TMS CGU
Net assets acquired
Earn-out consideration payable	$ 2,500,000